Revenues	6 Months Ended
Jun. 30, 2020
Revenues

14. Revenues

The following table presents disaggregated revenue:

	Six Months Ended June 30, 2020
	Innovation	Commercial
	Platform	Platform	Total

	(in US$’000)
Goods—Innovative Medicines	—	6,600	6,600
Goods—Distribution	—	90,373	90,373
Services	7,747	—	7,747
Royalties	—	2,045	2,045
	7,747	99,018	106,765

Third parties	7,507	96,934	104,441
Related parties (Note 16(i))	240	2,084	2,324
	7,747	99,018	106,765

	Six Months Ended June 30, 2019
	Innovation	Commercial
	Platform	Platform	Total

	(in US$’000)
Goods—Innovative Medicines	—	2,994	2,994
Goods—Distribution	—	87,596	87,596
Services	7,308	2,584	9,892
Royalties	—	1,715	1,715
	7,308	94,889	102,197

Third parties	7,056	91,157	98,213
Related parties (Note 16(i))	252	3,732	3,984
	7,308	94,889	102,197